SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	$ 194.8	$ 219.5	$ 239.0
Charges to Earnings	6.4	(6.7)	11.9
Other	(1.0)	(7.0)	(5.3)
Deductions	(8.8)	(11.0)	(26.1)
Valuation Allowances and Reserves, Balance End of Year	191.4	194.8	219.5
Allowance for doubtful accounts - Current
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	9.1	9.3	9.4
Charges to Earnings	6.4	2.4	0.4
Other	(0.6)	0.0	0.2
Deductions	(5.0)	(2.6)	(0.7)
Valuation Allowances and Reserves, Balance End of Year	9.9	9.1	9.3
Allowance for doubtful accounts - Non-current
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	21.6	22.2	25.2
Charges to Earnings	0.0	0.2	0.0
Other	(0.3)	(0.8)	1.5
Deductions	0.0	0.0	(4.5)
Valuation Allowances and Reserves, Balance End of Year	21.3	21.6	22.2
Reserve for inventory
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	49.8	53.4	56.3
Charges to Earnings	4.1	6.5	11.2
Other	3.1	(1.7)	6.8
Deductions	(3.8)	(8.4)	(20.9)
Valuation Allowances and Reserves, Balance End of Year	53.2	49.8	53.4
Valuation allowances for deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	114.3	134.6	148.1
Charges to Earnings	(4.1)	(15.8)	0.3
Other	(3.2)	(4.5)	(13.8)
Deductions	0.0	0.0	0.0
Valuation Allowances and Reserves, Balance End of Year	$ 107.0	$ 114.3	$ 134.6